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                          JPMORGAN MONEY MARKET FUNDS

            JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                               ALL SHARE CLASSES

                       SUPPLEMENT DATED DECEMBER 2, 2002
                  TO THE PROSPECTUSES DATED DECEMBER 21, 2001

    In the table, under the heading BUYING FUND SHARES, the Fund's normal cut-off time will move from Noon to 2:00 P.M. Eastern Time, effective December 2, 2002.

                                                                   SUP-USTS-1202